SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE

Translation of amounts from SGD into HKD has been made at the following exchange rates for the followings:

	Years ended March 31,
	2024	2025	2026
	(SGD to HKD)	(SGD to HKD)	(SGD to HKD)
Year-end exchange rate	5.7990	5.7890	6.1265
Annual average exchange rate	5.8186	5.8237	6.1264

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIFE
Expected useful life
Office equipment	5 years